UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04404
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                         Weiss, Peck & Greer Funds Trust
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               (Exact name of registrant as specified in charter)

                                909 Third Avenue
                               New York, NY 10022
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               (Address of principal executive offices) (Zip code)


                                Kenneth Lengieza
                         Weiss, Peck & Greer Investments
                                909 Third Avenue
                               New York, NY 10022
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-832-8286
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                      Date of fiscal year end: December 31
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             Date of reporting period: July 1, 2004 - June 30, 2005
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005

Weiss, Peck & Greer Funds Trust's proxy voting record is incorporated herein by reference to The RBB Fund's Inc. Form N-PX (File No. 811-05518; CIK 000083114) filed on August 19, 2005.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Registrant                Weiss, Peck & Greer Funds Trust
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          By (Signature and Title)* /s/ William J. Kelly
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                                    William J. Kelly, Executive Vice President
                                    and Treasurer
                                   (Principal Financial Officer)

          Date             August 29, 2005
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*Print the name and title of each signing officer under his or her signature.